Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Net Income (Loss) per Share Attributable to Parent) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Basic	¥ 35.75	¥ (49.97)	¥ (182.25)
Diluted			¥ (182.25)